Contingencies and Commitments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of operating lease commitment
Leased Property
Years ending December 31,	Costs
2018(6 months)	602,230
2019	715,164
2020	360,394
Thereafter	93,376
Total	$1,771,164

Leased Property
Year ending December 31,	Costs
2018	$733,439
2019	185,444
2020	189,933
Thereafter	94,967
Total	$1,203,783